Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Oct. 01, 2011
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	1.50%
Maximum deferred sales charge (load)	none